Performance Management - SRH REIT Covered Call ETF	Sep. 29, 2025
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]

Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	Since Inception (November 1, 2023)
Returns before taxes	3.79%	19.54%
Returns after taxes on distributions	1.49%	16.92%
Returns after taxes on distributions and sale of Fund shares	2.45%	13.98%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	34.45%
Morningstar US Real Estate Sector Index (reflects no deduction for fees, expenses or taxes)	5.03%	23.03%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes